Nature of Operations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 08, 2019
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount	$ 200,000
Percentage of convertible senior notes	0.00%
Purchase of additional convertible note	$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				73,421	206,991	199,243
Issuance of shares		4,025,000
Amount of shares	$ 194,530	$ 64,320			$ 64,320	$ 16,026
Pecentage of premium							29.00%
Underwriter [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		525,000
Per share price		$ 17.00
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Camtek shares acquired			20.50%	17.83%
Number of Shares issued			6,117,440
Cash transaction			$ 58,100
Issuance of shares			1,700,000
Amount of shares			$ 16,200
Per share price			$ 9.50
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				20.93%